Capital Shares - Schedule of Share Option of Black-Scholes Option Pricing Model (Details)	6 Months Ended	18 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share Option of Black-Scholes Option Pricing Model [Line Items]
Expected term in years	7 years
Risk-free interest rate	4.44%
Annual expected volatility	300.00%	300.00%
Dividend yield	0.00%	0.00%
Bottom of range [member]
Schedule of Share Option of Black-Scholes Option Pricing Model [Line Items]
Expected term in years	3 years
Risk-free interest rate	4.00%
Top of range [member]
Schedule of Share Option of Black-Scholes Option Pricing Model [Line Items]
Expected term in years		5 years
Risk-free interest rate		4.44%